Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
February 28, 2022
AGAI-NPRT1-0422
1.797925.118
Common Stocks - 96.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	31,200	1,411
Elisa Corp. (A Shares)	9,700	537
Verizon Communications, Inc.	68,609	3,682
		5,630
Entertainment - 1.9%
Activision Blizzard, Inc.	15,000	1,223
Nintendo Co. Ltd. ADR	33,200	2,111
The Walt Disney Co. (b)	42,500	6,310
Universal Music Group NV	156,200	3,566
Warner Music Group Corp. Class A	27,300	989
		14,199
Media - 3.1%
Comcast Corp. Class A (c)	380,158	17,776
Interpublic Group of Companies, Inc.	144,500	5,318
		23,094
TOTAL COMMUNICATION SERVICES		42,923
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.5%
BorgWarner, Inc.	95,200	3,904
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	8,000	1,927
Marriott International, Inc. Class A (b)	9,400	1,599
Starbucks Corp.	12,100	1,111
		4,637
Household Durables - 0.6%
Sony Group Corp. sponsored ADR (d)	11,400	1,169
Whirlpool Corp.	14,400	2,898
		4,067
Specialty Retail - 1.2%
Lowe's Companies, Inc.	40,557	8,966
Williams-Sonoma, Inc.	1,000	145
		9,111
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	6,644	609
Tapestry, Inc.	300	12
		621
TOTAL CONSUMER DISCRETIONARY		22,340
CONSUMER STAPLES - 6.7%
Beverages - 2.2%
Diageo PLC sponsored ADR	17,700	3,535
Keurig Dr. Pepper, Inc.	90,500	3,500
Pernod Ricard SA	5,600	1,222
Remy Cointreau SA	3,423	659
The Coca-Cola Co.	123,584	7,692
		16,608
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	3,700	145
Costco Wholesale Corp.	400	208
Sysco Corp.	68,500	5,966
Walmart, Inc.	14,500	1,960
		8,279
Food Products - 0.3%
Lamb Weston Holdings, Inc.	30,500	2,026
Household Products - 0.3%
Colgate-Palmolive Co.	5,100	392
Kimberly-Clark Corp.	1,000	130
Spectrum Brands Holdings, Inc.	21,600	2,004
		2,526
Tobacco - 2.8%
Altria Group, Inc.	349,620	17,932
Swedish Match Co. AB	366,200	2,662
		20,594
TOTAL CONSUMER STAPLES		50,033
ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
Canadian Natural Resources Ltd.	46,100	2,575
Cenovus Energy, Inc. (Canada)	561,600	8,831
Enterprise Products Partners LP	8,600	210
Exxon Mobil Corp.	531,800	41,704
Hess Corp. (c)	119,700	12,097
Imperial Oil Ltd.	38,100	1,710
Kosmos Energy Ltd. (b)	394,300	1,916
Phillips 66 Co.	25,400	2,140
Tourmaline Oil Corp.	82,000	3,235
		74,418
FINANCIALS - 17.7%
Banks - 12.7%
Bank of America Corp. (c)	577,642	25,532
JPMorgan Chase & Co.	47,243	6,699
M&T Bank Corp.	10,900	1,986
PNC Financial Services Group, Inc.	47,816	9,527
Truist Financial Corp.	124,549	7,749
U.S. Bancorp	94,830	5,362
Wells Fargo & Co. (c)	699,350	37,324
		94,179
Capital Markets - 3.4%
Ashmore Group PLC	104,500	350
Brookfield Asset Management, Inc. Class A	26,401	1,443
Intercontinental Exchange, Inc.	1,100	141
KKR & Co. LP	47,213	2,838
Morgan Stanley	31,030	2,816
Northern Trust Corp.	71,337	8,125
Raymond James Financial, Inc.	36,350	3,986
S&P Global, Inc.	100	38
State Street Corp.	63,670	5,433
		25,170
Consumer Finance - 0.3%
Discover Financial Services	20,600	2,543
Insurance - 0.9%
American Financial Group, Inc.	3,400	460
Brookfield Asset Management Reinsurance Partners Ltd.	172	10
Chubb Ltd.	10,800	2,199
Marsh & McLennan Companies, Inc.	15,166	2,357
Old Republic International Corp.	17,800	469
The Travelers Companies, Inc.	7,600	1,306
		6,801
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	21,000	928
Radian Group, Inc.	67,890	1,623
		2,551
TOTAL FINANCIALS		131,244
HEALTH CARE - 12.9%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	24,295	346
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,100	495
Becton, Dickinson & Co.	8,975	2,435
Boston Scientific Corp. (b)	113,500	5,013
GN Store Nord A/S	4,000	211
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.) (d)	63,285	2,156
Sonova Holding AG	2,263	876
		11,186
Health Care Providers & Services - 5.5%
Cardinal Health, Inc.	71,200	3,846
Cigna Corp.	33,100	7,871
CVS Health Corp. (c)	89,151	9,241
Humana, Inc.	3,300	1,433
McKesson Corp.	29,733	8,175
UnitedHealth Group, Inc.	21,300	10,136
		40,702
Life Sciences Tools & Services - 0.2%
Danaher Corp.	6,600	1,811
Pharmaceuticals - 5.7%
Bayer AG	102,473	5,919
Bristol-Myers Squibb Co. (c)	198,300	13,617
Eli Lilly & Co.	7,500	1,875
GlaxoSmithKline PLC sponsored ADR	178,809	7,485
Johnson & Johnson	55,201	9,084
Sanofi SA sponsored ADR	30,100	1,579
UCB SA	22,100	2,412
Viatris, Inc.	7,200	79
		42,050
TOTAL HEALTH CARE		96,095
INDUSTRIALS - 16.1%
Aerospace & Defense - 2.8%
Airbus Group NV	24,100	3,077
General Dynamics Corp.	12,500	2,931
Huntington Ingalls Industries, Inc.	9,000	1,840
MTU Aero Engines AG	4,600	1,101
Raytheon Technologies Corp.	16,631	1,708
Safran SA	10,500	1,335
The Boeing Co. (b)	44,400	9,117
		21,109
Air Freight & Logistics - 2.1%
DSV A/S	2,000	368
Expeditors International of Washington, Inc.	700	72
FedEx Corp.	9,700	2,156
United Parcel Service, Inc. Class B (c)	60,679	12,768
		15,364
Airlines - 0.0%
Copa Holdings SA Class A (b)	2,300	195
Building Products - 0.4%
A.O. Smith Corp.	5,400	370
Johnson Controls International PLC	35,200	2,287
		2,657
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	90,000	2,631
Healthcare Services Group, Inc.	62,100	982
HNI Corp.	9,600	391
Ritchie Bros. Auctioneers, Inc.	1,300	68
		4,072
Electrical Equipment - 0.9%
Acuity Brands, Inc.	12,100	2,207
Hubbell, Inc. Class B	11,912	2,123
Regal Rexnord Corp.	2,100	337
Rockwell Automation, Inc.	1,600	427
Vertiv Holdings Co.	139,100	1,811
		6,905
Industrial Conglomerates - 5.5%
3M Co.	10,800	1,605
General Electric Co.	414,536	39,592
		41,197
Machinery - 1.9%
Allison Transmission Holdings, Inc.	27,200	1,086
Caterpillar, Inc.	3,300	619
Cummins, Inc.	4,900	1,000
Donaldson Co., Inc.	55,700	3,023
Epiroc AB (A Shares)	2,700	51
Flowserve Corp.	30,600	929
Fortive Corp.	24,600	1,593
Kardex AG	550	143
Nordson Corp.	8,700	1,970
Otis Worldwide Corp.	8,265	647
PACCAR, Inc.	8,100	744
Stanley Black & Decker, Inc.	5,400	879
Westinghouse Air Brake Tech Co.	12,731	1,182
		13,866
Professional Services - 0.5%
Equifax, Inc.	5,300	1,157
RELX PLC (London Stock Exchange)	81,220	2,473
Robert Half International, Inc.	800	96
		3,726
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	72,000	3,923
Trading Companies & Distributors - 0.8%
Brenntag SE	3,600	302
Fastenal Co.	12,000	618
MSC Industrial Direct Co., Inc. Class A	600	46
Watsco, Inc.	18,064	4,933
		5,899
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	4,100	669
TOTAL INDUSTRIALS		119,582
INFORMATION TECHNOLOGY - 19.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	9,300	1,604
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	47,300	3,121
DXC Technology Co. (b)	9,400	320
Edenred SA	66,800	3,040
Fidelity National Information Services, Inc.	41,600	3,962
Genpact Ltd.	49,800	2,084
Global Payments, Inc.	10,600	1,414
IBM Corp.	17,800	2,181
MasterCard, Inc. Class A	3,000	1,082
Unisys Corp. (b)	70,792	1,513
Visa, Inc. Class A	55,740	12,047
		30,764
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	13,900	2,228
Applied Materials, Inc.	12,195	1,637
Intel Corp.	62,900	3,000
Lam Research Corp.	2,600	1,460
Marvell Technology, Inc.	32,400	2,214
NXP Semiconductors NV	18,600	3,536
Qualcomm, Inc.	78,198	13,449
Teradyne, Inc.	6,800	802
		28,326
Software - 7.6%
Intuit, Inc.	2,800	1,328
Microsoft Corp.	158,873	47,467
Open Text Corp.	15,400	670
SAP SE sponsored ADR	51,000	5,742
Temenos Group AG	10,300	1,035
		56,242
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	152,892	25,246
FUJIFILM Holdings Corp.	5,200	328
Samsung Electronics Co. Ltd.	14,620	881
		26,455
TOTAL INFORMATION TECHNOLOGY		143,391
MATERIALS - 2.6%
Chemicals - 0.8%
DuPont de Nemours, Inc.	63,500	4,913
PPG Industries, Inc.	7,000	934
		5,847
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	106,900	3,135
Freeport-McMoRan, Inc.	162,400	7,625
Glencore Xstrata PLC	407,800	2,398
		13,158
TOTAL MATERIALS		19,005
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	12,500	2,836
Equinix, Inc.	110	78
Public Storage	200	71
Simon Property Group, Inc.	34,400	4,732
		7,717
UTILITIES - 1.0%
Electric Utilities - 0.9%
Constellation Energy Corp.	4,400	202
Duke Energy Corp.	10,400	1,044
Entergy Corp.	11,900	1,252
Exelon Corp.	13,200	562
Southern Co.	50,700	3,284
		6,344
Multi-Utilities - 0.1%
Sempra Energy	6,300	909
TOTAL UTILITIES		7,253
TOTAL COMMON STOCKS (Cost $463,419)		714,001

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	14,200	763
Boston Scientific Corp. Series A, 5.50%	8,400	976
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,564)		1,739

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $896)	1,093	654

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $1,463)	1,136,507	406

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (i)	25,234,567	25,240
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	3,459,679	3,460
TOTAL MONEY MARKET FUNDS (Cost $28,700)		28,700

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $496,042)	745,500
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,417)
NET ASSETS - 100.0%	743,083

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	282	1,246	50.00	03/18/22	(2)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	189	1,298	70.00	03/18/22	(14)
Comcast Corp. Class A	Chicago Board Options Exchange	177	828	55.00	03/18/22	(1)
CVS Health Corp.	Chicago Board Options Exchange	87	902	105.00	03/18/22	(15)
CVS Health Corp.	Chicago Board Options Exchange	89	922	110.00	03/18/22	(3)
Hess Corp.	Chicago Board Options Exchange	104	1,051	100.00	03/18/22	(50)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	57	1,199	230.00	03/18/22	(2)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	26	547	240.00	03/18/22	0
Wells Fargo & Co.	Chicago Board Options Exchange	349	1,863	60.00	03/18/22	(4)
Wells Fargo & Co.	Chicago Board Options Exchange	345	1,841	62.00	03/18/22	(2)

TOTAL WRITTEN OPTIONS						(93)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,080,000 or 0.3% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $11,697,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $406,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	1,463

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	11,071	55,111	40,942	4	-	-	25,240	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	727	17,254	14,521	1	-	-	3,460	0.0%
Total	11,798	72,365	55,463	5	-	-	28,700

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.